Other information about investments (Details 8)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HUF (Ft)	Dec. 31, 2017 TND (د.ت)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000					€ 4,005,000,000
Italy [Member] | Gas & Power [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Mariconsult SpA(†)
Registered office		Milan
Country of operation		Italy
Share capital		€ 120,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Gas & Power [Member] | Subsidiaries One [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
Italy [Member] | Gas & Power [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Italy [Member] | Gas & Power [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Società EniPower Ferrara Srl(†)
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 140,000,000
% Equity ratio		51.00%
Consolidation or valutation method	[1]	J.O.
Italy [Member] | Gas & Power [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		49.00%
Italy [Member] | Gas & Power [Member] | Subsidiaries Two [Member] | EniPower SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		EniPower SpA
% Ownership		51.00%
Italy [Member] | Gas & Power [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Transmed SpA(†)
Registered office		Milan
Country of operation		Italy
Share capital		€ 240,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Gas & Power [Member] | Subsidiaries Three [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
Italy [Member] | Gas & Power [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Blue Stream Pipeline Co BV(†)
Registered office		Amsterdam (Netherlands)
Country of operation		Russia
Share capital | $			$ 22,000
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		50.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Gas Distribution Company of Thessaloniki - Thessaly SA(†)
Registered office		Ampelokipi-Menemeni (Greece)
Country of operation		Greece
Share capital		€ 247,127,605
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		51.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Two [Member] | Eni gas e luce SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni gas e luce SpA
% Ownership		49.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Gas Supply Company of Thessaloniki - Thessalia SA(†)
Registered office		Thessaloniki (Greece)
Country of operation		Greece
Share capital		€ 13,761,788
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		51.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Three [Member] | Eni gas e luce SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni gas e luce SpA
% Ownership		49.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	GreenStream BV(†)
Registered office		Amsterdam (Netherlands)
Country of operation		Libya
Share capital		€ 200,000,000
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Four [Member] | Eni North Africa BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni North Africa BV
% Ownership		50.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Premium Multiservices SA
Registered office		Tunisi (Tunisia)
Country of operation		Tunisia
Share capital | د.ت					د.ت 200,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.01%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Five [Member] | Sergaz SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Sergaz SA
% Ownership		49.99%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		SAMCO Sagl
Registered office		Lugano (Switzerland)
Country of operation		Switzerland
Share capital | SFr						SFr 20,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		5.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		5.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Six [Member] | Transmed.Pip.Co Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Transmed.Pip.Co Ltd
% Ownership		90.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Transmediterranean Pipeline Co Ltd(†)
Registered office		St. Helier (Jersey)
Country of operation		Jersey
Share capital | $			$ 10,310,000
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Seven [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Turul Gázvezeték Építõ es Vagyonkezelõ Részvénytársaság(†)
Registered office		Tatabànya (Hungary)
Country of operation		Hungary
Share capital | Ft				Ft 404,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		41.58%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Eight [Member] | Tigaz Zrt [Member]
Disclosure of subsidiaries [line items]
Shareholders		Tigáz Zrt
% Ownership		58.42%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Unión Fenosa Gas SA(†)
Registered office		Madrid (Spain)
Country of operation		Spain
Share capital		€ 32,772,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Nine [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
Outside Italy [Member] | Gas & Power [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%

[1]	Jointly controlled entity.